Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000232236 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000232236 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000232236 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000232236 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000232236 [Member] | ASML Holding N V NY Reg Shs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000232236 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000232236 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000232236 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000232236 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000232236 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000232236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.87%
C000232236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.36%
C000232236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000232236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000232236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
C000232236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
C000232236 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000020960 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000020960 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000020960 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000020960 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000020960 [Member] | ASML Holding N V NY Reg Shs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000020960 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000020960 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000020960 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000020960 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000020960 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000020960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.87%
C000020960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.36%
C000020960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000020960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000020960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
C000020960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
C000020960 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000020961 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000020961 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000020961 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000020961 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000020961 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000020961 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000020961 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000020961 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000020961 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000020961 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000020961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000020961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000020961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000020961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000020961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000020961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000020961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000020961 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000232237 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000232237 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000232237 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000232237 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000232237 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000232237 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000232237 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000232237 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000232237 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000232237 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000232237 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000232237 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000232237 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000232237 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000232237 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000232237 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000232237 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000232237 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000232238 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000232238 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000232238 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000232238 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000232238 [Member] | Revolution Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000232238 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000232238 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000232238 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000232238 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000232238 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000232238 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232238 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.73%
C000232238 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000232238 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000232238 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000232238 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000232238 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000232238 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000232238 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000232238 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000020962 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000020962 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000020962 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000020962 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000020962 [Member] | Revolution Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000020962 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000020962 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000020962 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000020962 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000020962 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000020962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000020962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.73%
C000020962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000020962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000020962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000020962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000020962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000020962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000020962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000020962 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000020963 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000020963 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000020963 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000020963 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000020963 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000020963 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000020963 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000020963 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020963 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000020963 [Member] | Teva Pharmaceutical Industries Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000020963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.49%
C000020963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.06%
C000020963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000020963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000020963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000020963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000020963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000020963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000020963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000020963 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.21%
C000020963 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.92%
C000020963 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.25%
C000020963 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.62%
C000020963 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.43%
C000020963 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.11%
C000020963 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.75%
C000020963 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.79%
C000020963 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.85%
C000020963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.75%
C000020963 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.77%
C000020963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	33.55%
C000020963 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000232239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000232239 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000232239 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000232239 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000232239 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000232239 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000232239 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000232239 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232239 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000232239 [Member] | Teva Pharmaceutical Industries Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000232239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.49%
C000232239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.06%
C000232239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000232239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000232239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000232239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000232239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000232239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000232239 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.00%
C000232239 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.21%
C000232239 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.92%
C000232239 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.25%
C000232239 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.62%
C000232239 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.43%
C000232239 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.11%
C000232239 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.75%
C000232239 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.79%
C000232239 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.85%
C000232239 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.75%
C000232239 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.77%
C000232239 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	33.55%
C000232239 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000232240 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000232240 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232240 [Member] | ASML Holding N V NY Reg Shs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000232240 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000232240 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000232240 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000232240 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
C000232240 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000232240 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000232240 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000232240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.56%
C000232240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.26%
C000232240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
C000232240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000232240 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000232240 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000232240 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000232240 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.66%
C000232240 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.65%
C000232240 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.06%
C000232240 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.44%
C000232240 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.15%
C000232240 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	9.40%
C000232240 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000232240 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.44%
C000232240 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000048905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000048905 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048905 [Member] | ASML Holding N V NY Reg Shs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000048905 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000048905 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000048905 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000048905 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
C000048905 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000048905 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000048905 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000048905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.56%
C000048905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.26%
C000048905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
C000048905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000048905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000048905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000048905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000048905 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.66%
C000048905 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.65%
C000048905 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.06%
C000048905 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.44%
C000048905 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.15%
C000048905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	9.40%
C000048905 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000048905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.44%
C000048905 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%